Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

19. Stock-Based Compensation

       Under the Cash America International, Inc. First Amended and Restated 2004 Long-Term Incentive Plan, as amended, (the “2004 Plan”), the Company is authorized to issue 2,700,000 shares of Common Stock pursuant to “Awards” granted as incentive stock options (intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended), nonqualified stock options, restricted stock units, restricted stock, performance shares, stock appreciation rights or other stock-based awards. Since 2004, restricted stock unit (“RSU”) awards are the only stock-based awards granted under the Plan. As of December 31, 2012, there were 1,743,494 shares available for future grants under the Plan.

Historically, the Company has repurchased its shares on the open market from time to time pursuant to an authorization from the Board of Directors of the Company and held the shares in treasury. The Company reissued those shares upon stock option exercises and upon the issuance of shares when restricted stock units vest under the Company's stock-based compensation plans. See Note 16 for further discussion of the Company's share repurchase plans.

During the years ended December 31, 2012, 2011 and 2010, the Company received net proceeds totaling $1.8 million, $0.4 million and $2.0 million from the exercise of stock options that were granted under the Company's previous stock-based compensation plans for 198,900, 48,400 and 204,245 shares, respectively.

       The Company received 63,066, 22,339 and 23,330 shares during the years ended December 31, 2012, 2011 and 2010, respectively, of its common stock valued at approximately $2.6 million, $0.9 million and $0.9 million, respectively, as partial payment of taxes for the issuance of shares upon vesting of restricted stock units.

Stock Options

       There were no stock options outstanding as of December 31, 2012. A summary of the Company's stock option activity for each of the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	198,900	$8.95	247,300	$8.83	451,545	$9.29
Exercised	(198,900)	8.95	(48,400)	8.34	(204,245)	9.85
Outstanding at end of year	-	$-	198,900	$8.95	247,300	$8.83
Exercisable at end of year	-	$-	198,900	$8.95	247,300	$8.83

Income tax benefits realized from the exercise of stock options for the years ended December 31, 2012, 2011 and 2010 were $2.2 million, $0.7 million and $1.9 million, respectively, and were recorded as an increase in “Additional paid-in capital” in the consolidated statements of equity.

Restricted Stock Units

The Company has granted RSUs to Company officers, certain employees and to the non-management members of the Board of Directors. RSUs are granted under the 2004 Plan. Each vested RSU entitles the holder to receive a share of the common stock of the Company. For Company officers and certain employees, the shares are to be issued upon vesting of the RSUs or, for certain awards granted to officers, upon the officer's separation from employment with the Company. For members of the Board of Directors, vested RSUs will be issued upon the director's separation from the Board with respect to awards granted prior to 2011, and for awards granted during 2011, upon the earlier of vesting or separation from the Board if certain requirements have been satisfied. Vested awards granted to members of the Board of Directors during 2012 will be issued 13 months after the grant date. Certain officers and members of the Board of Directors have elected to defer receipt of shares to be issued under vested RSUs to dates that are later than those described above.

As of December 31, 2012, the outstanding RSUs granted to Company officers and certain employees had original vesting periods ranging from one to 15 years. For executive officers of the Company, a portion of these annual grants vest over time and a portion of these annual grants vest subject to the Company's achievement of certain performance objectives. With respect to the RSU's granted to members of the Board of Directors before 2012, one-fourth of the RSUs vest on each of the first four grant date anniversaries, except that after the 360th day following the grant date, any unvested RSUs for directors who have served on the Board of Directors for five or more years will automatically become fully vested if such director's service with the Board of Directors is terminated. One-twelfth of the RSUs granted to members of the Board of Directors during 2012 vest on the last day of each of the first 12 calendar months beginning with the month in which the awards were granted. For purposes of ASC 718-10-30, Compensation – Stock Compensation – Overall – Initial Measurement, the grant date fair value of each RSU is based on the Company's closing stock price on the day before the grant date, and the total grant date fair value of performance RSUs is based on the Company's estimate at the time of the grant of the most probable outcome expected to be achieved. The awards granted to the Company's executive officers in 2010, 2011 and 2012 contain clawback provisions. The total grant date value of RSU grants is amortized to expense over the vesting periods.

Compensation expense related to RSUs totaling $4.8 million ($3.0 million net of related taxes), $4.9 million ($3.1 million net of related taxes) and $3.8 million ($2.4 million net of related taxes) was recognized for 2012, 2011 and 2010, respectively. Total unrecognized compensation cost related to RSUs as of December 31, 2012 was $10.3 million, which will be recognized over a weighted average vesting period of approximately 2.3 years.

The following table summarizes the RSU activity during 2012, 2011 and 2010:

	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
		Fair Value		Fair Value		Fair Value
		at Date of		at Date of		at Date of
	Units	Grant	Units	Grant	Units	Grant

Outstanding at beginning of year	710,591	$29.53	596,648	$25.78	546,876	$22.77
Units granted	178,144	43.36	200,819	40.15	162,552	35.70
Shares issued	(108,170)	29.74	(82,982)	28.10	(85,676)	25.26
Units forfeited	(8,243)	41.22	(3,894)	34.44	(27,104)	26.25
Outstanding at end of year	772,322	$32.57	710,591	$29.53	596,648	$25.78
Units vested at end of year	303,781	$24.85	244,897	$24.03	222,529	$23.20

The outstanding RSUs had an aggregate intrinsic value of $30.6 million and the outstanding vested RSUs had an aggregate intrinsic value of $12.1 million as of December 31, 2012.